Accounts Receivable	12 Months Ended
Dec. 31, 2025
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

NOTE 4 — ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	As of
	December 31,	December 31,
	2025	2024
Accounts receivable	$7,070,814	$-

Accounts receivable, net is stated at the historical carrying amount net of write-offs and allowance for credit losses. Upon the closing of these divestiture transactions, the accounts receivable balances associated with the disposed entities were removed from the Company’s consolidated balance sheets. Consequently, the accounts receivable and allowance for credit losses previously maintained for these receivables was also eliminated. The remaining balance of $7,070,814 as of December 31, 2025, represents accounts receivable generated from the business operations of a newly established subsidiary during the current fiscal year. There was no impairment noted as of December 31, 2025.

For accounts receivable, approximately 83%, or $5.7 million of the date of issuance of the consolidated financial statements balance have been subsequently collected.